Derivative Instruments Accounted for at Fair Value - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Derivative Instruments, Gain (Loss) [Line Items]
Fair value of derivative asset	$ 20,900		$ 20,900		$ 22,000
Unrealized (loss) / gain on non-designated derivative instruments	$ 3,195	$ (5,346)	$ (1,056)	$ 9,896	$ 25,100
Interest Rate Swap [Member] | ING and SocGen [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Notional swaps percentage			80.00%
Interest Rate Swap [Member] | ING Capital Markets LLC [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative interest rate	0.369%		0.369%
Interest Rate Swap [Member] | Societe Generale [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative interest rate	0.3615%		0.3615%
Interest Rate Swap [Member] | Banco Santander Chile SA [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Notional swaps percentage			70.00%
Derivative interest rate	1.296%		1.296%
Interest Rate Swap [Member] | Deutsche Bank AG London [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Notional swaps percentage			30.00%
Derivative interest rate	2.137%		2.137%